Expense Example - WisdomTree Quantum Computing Fund - WisdomTree Quantum Computing Fund	Oct. 06, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144